Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
Grand Canyon University:
3.25%, 10/1/23	$2,900	$ 2,863,750
4.125%, 10/1/24	1,500	1,434,000
Total Corporate Bonds (identified cost $4,332,808)		$ 4,297,750

Tax-Exempt Municipal Obligations — 100.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.7%
Delaware Valley Regional Finance Authority, PA, 1.471%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$10,000	$ 10,007,800
		$ 10,007,800
Education — 5.2%
Clifton Higher Education Finance Corp., TX, (IDEA Public Schools), 5.00%, 8/15/23	$325	$ 334,708
Clifton Higher Education Finance Corp., TX, (IDEA Public Schools), (PSF Guaranteed), 5.00%, 8/15/23	390	403,178
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 1.49%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	3,495	3,490,981
Montana State University, 1.36%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,605	1,607,263
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 2/1/23(2)	1,445	1,464,031
5.00%, 2/1/24(2)	1,725	1,794,621
Tennessee School Bond Authority, 5.00%, 11/1/23	3,580	3,727,675
University of Connecticut, 5.00%, 5/1/23	2,685	2,757,065
University of North Carolina at Chapel Hill, 1.67%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	4,500	4,461,480
Virginia College Building Authority, 5.00%, 2/1/24	5,285	5,541,375
Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 0.90%, 8/1/34(3)(4)	4,730	4,730,000
		$ 30,312,377
Electric Utilities — 8.3%
Guam Power Authority, 5.00%, 10/1/23(2)	$1,250	$ 1,286,137
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	$2,000	$ 1,948,200
JEA, FL, Electric System Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.92%, 10/1/34(4)	1,700	1,700,000
Long Island Power Authority, NY, Electric System Revenue:
Series 2014C, 1.493%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	5,050	5,049,394
Series 2015C, 1.493%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,750	1,749,790
Nebraska Public Power District, 5.00%, 1/1/24	4,710	4,921,338
Oklahoma Municipal Power Authority, 1.30%, (SIFMA + 0.39%), 1/1/23(1)	1,775	1,776,633
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 0.99%, 10/1/33(4)	10,000	10,000,000
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 0.89%, 8/1/31(4)	6,250	6,250,000
Sacramento Municipal Utility District, CA, 5.00% to 10/17/23 (Put Date), 8/15/49	5,000	5,118,950
San Antonio, TX, Electric and Gas Systems Revenue, 5.00%, 2/1/23	1,200	1,223,904
Seattle, WA, Municipal Light and Power Revenue, 1.40%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	8,006,560
		$ 49,030,906
General Obligations — 23.7%
Boston, MA, 5.00%, 11/1/23	$5,000	$ 5,212,950
Chicago Board of Education, IL, 5.00%, 12/1/23	4,750	4,851,982
Clark County School District, GA, 5.00%, 9/1/23	1,600	1,661,552
Clark County School District, NV, 5.00%, 6/15/24(2)	6,550	6,912,059
Connecticut:
4.00%, 9/15/22	1,000	1,005,300
5.00%, 9/15/23	2,500	2,594,450
Conroe Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24(2)	1,000	1,049,780
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	8,000	8,292,800
Fremont Unified School District, CA, (Election of 2014), 5.00%, 8/1/23	5,060	5,236,189
Hennepin County, MN, (SPA: TD Bank, N.A.), 0.90%, 12/1/38(4)	10,000	10,000,000
Illinois:
5.00%, 3/1/23	500	508,425
5.00%, 8/1/23	5,000	5,128,050
Indianapolis Public Schools, IN, 5.00%, 7/15/23	1,000	1,031,460
Johnson City, TN, 5.00%, 3/1/23	2,575	2,632,036

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	$2,000	$ 2,042,200
King County School District No. 403 Renton, WA, 5.00%, 12/1/22	4,500	4,565,115
Leander, TX, CTFS Obligations, 5.00%, 8/15/23	1,600	1,657,120
Los Angeles, CA, 4.00%, 6/29/23(2)	10,000	10,193,600
Louisville/Jefferson County Metro Government, KY, 5.00%, 4/1/24	3,395	3,574,867
McKinney, TX, 5.00%, 8/15/23	1,000	1,035,920
Mt. Diablo Unified School District, CA, (Election of 2018), 4.00%, 8/1/23	2,350	2,409,009
Newark, NJ, 1.25%, 7/25/22	1,500	1,500,015
Ohio, 5.00%, 5/1/23	760	781,288
Oshkosh Area School District, WI, 7.25%, 3/1/23	2,000	2,071,220
Oyster Bay, NY, 5.00%, 8/1/23	1,000	1,033,630
Quincy, MA, 4.00%, 7/7/23(2)	5,000	5,094,050
San Francisco City and County, CA, 5.00%, 6/15/23	4,250	4,384,640
San Francisco Unified School District, CA, (Election of 2016), 5.00%, 6/15/23	1,700	1,753,040
Seattle, WA, 5.00%, 9/1/23	9,945	10,321,816
Suffolk County, NY, 5.00%, 10/1/23(2)	650	674,050
Texas:
(LOC: State Street Bank and Trust Company), 0.95%, 12/1/43(4)	4,000	4,000,000
(SPA: State Street Bank and Trust Company), 0.95%, 12/1/41(4)	6,620	6,620,000
(SPA: State Street Bank and Trust Company), 0.95%, 6/1/45(4)	9,710	9,710,000
Washington, 5.00%, 7/1/23	10,000	10,331,100
		$139,869,713
Hospital — 17.2%
Allegheny County Hospital Development Authority, PA, (UPMC), 1.28%, (SIFMA + 0.37), 11/15/23(1)	$2,000	$ 1,998,380
Arizona Health Facilities Authority, (Banner Health), 1.16%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	2,400	2,334,960
Arizona Health Facilities Authority, (Phoenix Children's Hospital), 2.76%, (SIFMA + 1.85%), 2/1/48(1)	7,500	7,503,825
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 1.51%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,009,950
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,680	2,689,862
Geisinger Authority, PA, (Geisinger Health System Foundation), 2.158%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	1,995,100
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 1.48%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	$1,800	$ 1,795,032
Idaho Health Facilities Authority, (CHE Trinity Health Credit Group), 1.40%, 12/1/48	3,000	3,000,210
Indiana Finance Authority, (Parkview Health), 1.46%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	6,560	6,566,626
Iowa Finance Authority, (Iowa Health System), 1.49%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(3)	10,045	10,011,651
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 2.01%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,580	1,582,038
Louisiana Public Facilities Authority, (Louisiana Children's Medical Center), 1.56%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,011,400
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/23 (Put Date), 10/1/47	4,200	4,330,242
New Jersey Economic Development Authority, (Cooper Health System), (SPA: TD Bank, N.A.), 0.89%, 11/1/38(4)	1,250	1,250,000
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/23	2,415	2,490,131
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 1.783%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,008,500
Ohio, (Cleveland Clinic Health System), 1.31%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	18,440	18,421,191
Pennsylvania Economic Development Financing Authority, (UPMC), 1.28%, (SIFMA + 0.37), 5/6/22 (Put Date), 11/15/23(1)	1,500	1,492,755
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 1.51%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,476,300
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group):
1.46%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	997,400
1.56%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,169,578
		$101,135,131
Housing — 4.6%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 1.46%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$3,920	$ 3,920,000

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 1.46%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	$8,415	$ 8,425,855
New York Mortgage Agency:
(AMT), 1.05%, 4/1/26	1,275	1,185,470
(AMT), 1.15%, 10/1/26	1,330	1,227,803
Pennsylvania Housing Finance Agency:
1.719%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,448,174
1.749%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,004,550
Washington Housing Finance Commission, 1.46%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	5,000	4,987,850
		$ 27,199,702
Industrial Development Revenue — 7.1%
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 2.10% to 9/1/22 (Put Date), 10/1/45(5)	$2,500	$ 2,499,875
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 2.70% to 8/14/23 (Put Date), 12/1/37	4,000	4,024,400
Dallas-Fort Worth International Airport Facility Improvement Corp., TX, (FlightSafety Texas, Inc.), (AMT), 1.00%, 7/1/32(4)	25,000	25,000,000
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 2.00% to 9/1/22 (Put Date), 5/1/34(5)	5,000	4,998,950
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), (AMT), 2.00% to 7/15/22 (Put Date), 4/1/34(5)	5,500	5,499,890
		$ 42,023,115
Insured - General Obligations — 1.3%
Allegheny County, PA, (AGM), 1.412%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$3,885	$ 3,884,456
Newark, NJ:
(AGM), 4.00%, 2/15/23	1,725	1,746,304
(AGM), 4.00%, 2/15/24	1,940	1,991,274
		$ 7,622,034
Insured - Lease Revenue/Certificates of Participation — 0.3%
Western Illinois University, (AGM), 3.00%, 10/1/22	$1,530	$ 1,535,126
		$ 1,535,126
Lease Revenue/Certificates of Participation — 1.9%
Erie Industrial Development Authority, NY, (School District Buffalo Project), 5.00%, 5/1/23	$2,300	$ 2,362,307
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (School Facilities Construction):
2.46%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$ 2,012,760
5.00%, 11/1/23	1,450	1,504,012
North Carolina, Limited Obligation Bonds, 4.00%, 5/1/23	1,000	1,019,710
Riverside County, CA, Tax and Revenue Anticipation Notes, 5.00%, 6/30/23(2)	4,000	4,116,520
		$ 11,015,309
Other Revenue — 13.9%
Black Belt Energy Gas District, AL, 1.53%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$ 19,870,800
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 1.26%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	2,630	2,598,966
Illinois Finance Authority, (Field Museum of Natural History), 2.264%, (1 mo. USD LIBOR + 0.50%), 9/1/22 (Put Date), 11/1/34(1)	4,250	4,217,530
Jacksonville, FL, Special Revenue, 5.00%, 10/1/23(2)	1,000	1,039,460
Los Angeles County, CA, Tax and Revenue Anticipation, 4.00%, 6/30/23(2)	10,000	10,228,100
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00%, 12/1/23	500	506,735
Northern California Gas Authority No. 1, Gas Project Revenue, 1.368%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	2,880	2,817,533
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.571%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,338,300
Southeast Alabama Gas Supply District, (Project No. 2), 1.56%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	6,440	6,347,071
Tennessee Energy Acquisition Corp., 5.00%, 2/1/23	5,000	5,066,500
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.96%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	12,000	12,030,000
		$ 82,060,995
Senior Living/Life Care — 0.9%
Iowa Finance Authority, (Lifespace Communities, Inc.), 1.60%, (70% of SOFR + 0.55%), 5/15/26 (Put Date), 5/15/56(1)	$5,500	$ 5,210,865
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/23	125	125,232
		$ 5,336,097

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.0%(6)
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	$35	$ 0
5.75%, 5/1/38	60	60,446
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	90	48,748
		$ 109,194
Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	$2,100	$ 2,155,713
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/24	885	931,215
		$ 3,086,928
Transportation — 9.9%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.01%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	$6,900	$ 6,942,987
Hawaii Airports System Revenue, (AMT), 5.00%, 7/1/23	6,885	7,081,360
Metropolitan Transportation Authority, NY, 1.34%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	20,000	19,996,600
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23(2)	1,725	1,783,391
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.25%, 12/15/23	2,450	2,556,894
5.50%, 12/15/23	2,600	2,722,616
Pennsylvania Turnpike Commission:
1.51%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,000,370
1.61%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,501,500
5.00%, 12/1/22	2,000	2,027,460
(LOC: TD Bank, N.A.), 0.89%, 12/1/39(4)	10,000	10,000,000
Port Authority of New York and New Jersey:
4.00%, 12/1/22	700	707,476
4.00%, 12/1/23	1,000	1,031,060
		$ 58,351,714
Water and Sewer — 3.9%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$5,000	$ 5,047,600
Gilbert Water Resources Municipal Property Corp., AZ, Green Bond, 5.00%, 7/15/23	1,370	1,416,799
Metropolitan Water District of Southern California:
1.05%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(1)	4,875	4,863,885
1.16%, (SIFMA + 0.25%), 5/21/24 (Put Date), 7/1/47(1)	6,000	5,986,320
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 1.97%, 6/15/45(8)	$2,500	$ 2,500,000
North Penn Water Authority, PA:
1.27%, (SIFMA + 0.36%), 11/1/22(1)	1,450	1,449,493
1.47%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,690,676
		$ 22,954,773
Total Tax-Exempt Municipal Obligations (identified cost $592,896,311)		$591,650,914

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.1%
Valley View School District, PA:
(BAM), 1.25%, 5/15/23	$30	$ 29,596
(BAM), 1.25%, 5/15/23	300	295,464
		$ 325,060
Other Revenue — 0.6%
Golden State Tobacco Securitization Corp., CA, 1.337%, 6/1/23	$3,800	$ 3,727,382
		$ 3,727,382
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living):
1.67%, 11/15/22	$295	$ 292,897
1.72%, 11/15/23	300	290,214
		$ 583,111
Total Taxable Municipal Obligations (identified cost $4,725,000)		$ 4,635,553
Total Investments — 101.9% (identified cost $601,954,119)		$600,584,217
Other Assets, Less Liabilities — (1.9)%		$(11,226,295)
Net Assets — 100.0%		$589,357,922

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $14,741,651 or 2.5% of the Fund's net assets.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2022.
(5)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at June 30, 2022.
(6)	Amount is less than 0.05%.
(7)	Issuer is in default with respect to interest and/or principal payments.
(8)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2022.
At June 30, 2022, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	12.2%
Pennsylvania	11.9%
Texas	11.0%
Others, representing less than 10% individually	66.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 1.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 1.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at June 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 4,297,750	$ —	$ 4,297,750
Tax-Exempt Municipal Obligations	—	591,650,914	—	591,650,914
Taxable Municipal Obligations	—	4,635,553	—	4,635,553
Total Investments	$ —	$600,584,217	$ —	$600,584,217
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.